Supplement dated November 23, 2016
to the Prospectus and Summary Prospectus, as supplemented, of each of the following funds:
Fund	Prospectuses Dated
Columbia Funds Series Trust
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/16

Columbia Funds Series Trust I
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund	3/1/16
Columbia AMT-Free Intermediate Muni Bond Fund	3/1/16
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund	3/1/16
Columbia AMT-Free New York Intermediate Muni Bond Fund	3/1/16
Columbia Bond Fund	9/1/16
Columbia Contrarian Core Fund	1/1/16
Columbia Disciplined Small Core Fund	1/1/16
Columbia Dividend Income Fund	10/1/16
Columbia Large Cap Growth Fund	12/1/15
Columbia Mid Cap Growth Fund	1/1/16

Columbia Funds Series Trust II
Columbia Disciplined Value Fund	12/1/15

Effective in the first quarter 2017, Class T shares of each Fund will be renamed to Class V shares. There will be no ticker symbol or CUSIP changes associated with the renaming of Class T shares to Class V shares.
Shareholders should retain this Supplement for future reference.
SUP000_00_039_(11/16)